Results for the Year - Net (loss) income per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 02, 2017	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Results for the Year
Annulment of ordinary shares (as a percent)	80.00%	80.00%	80.00%
Premium (as a percent)			15.00%
Share split (ratio)			11.5
Net (loss) income attributable to ordinary shareholders of the Parent used for computing basic and diluted net (loss) income per share			$ (8,722)	$ 917,093	$ (33,336)
Weighted average number of ordinary shares used for basic per share amounts			94,671	380,133	540,650
Dilutive effect of outstanding options, warrants and deferred shares				18,810
Weighted average number of ordinary shares used for diluted per share amounts			94,671	398,943	540,650
Net (loss) income per share basic			$ (0.09)	$ 2.41	$ (0.06)
Net (loss) income per share diluted			$ (0.09)	$ 2.30	$ (0.06)
Anti-dilutive securities			13,700	8,200	50,400